Earnings Per Share (EPS) - Additional Information (Details) - shares	May 30, 2025	Jun. 30, 2025
Earnings Per Share
Shares repurchased	395,200
February 2024 for capital increase
Earnings Per Share
Number of shares issued		39,500,000
June 2024 for capital increase
Earnings Per Share
Number of shares issued		28,000